Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Finance income.
Interest income - bank deposits	$ 3,364	$ 1,970	$ 10,380	$ 4,322
Net foreign exchange gain on derivative instruments - unrealized	1,263
Net foreign exchange gain on derivative instruments - realized	1,785		655	10,184
Net foreign exchange gain arising from financing - unrealized		8,942		2,938
Fair value gain on embedded derivative in revenue contract		2,160		4,586
Fair value gain on embedded options		4,945
Total Finance income	$ 6,412	$ 18,017	$ 11,035	$ 22,030